497(e)
                                                                       333-05593

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED OCTOBER 13, 2000 TO THE CURRENT PROSPECTUSES, SUPPLEMENTS TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

ACCUMULATOR(SM)              ACCUMULATOR PLUS(SM)         ACCUMULATOR SELECT(SM)

--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

PROTECTION PLUS DEATH BENEFIT

Subject to state availability, we now offer Protection Plus, an additional optional death benefit for non-qualified contracts that may increase the death benefit payable under your NQ contract. The cost of this optional benefit is
 .20% of the account value annually. The following changes reflect the availability of this new optional death benefit in the non-qualified market.

1. The following is added to the Prospectuses under "Equitable Accumulator at a glance - key features"

     Under "Additional features:"

     o "Protection Plus," an optional death benefit available under NQ contracts (subject to state availability)"

2.   The following is added to and revised in the Prospectuses under "Fee
     Table:"

          (a) Under "Charges we deduct from your account value each year if you elect the optional benefit":

          "PROTECTION PLUS BENEFIT CHARGE (Calculated as a percentage of the account value. Deducted annually on each contract date
          anniversary)                                                   0.20%"


          (b) The fee table examples have been revised in their entirety to reflect the 0.20% charge for the optional Protection Plus feature as follows:

          "The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates, including those that apply to any optional features. (1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.14 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge or surrender charges; or
          (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

          These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


Protection Plus Supplement -EDI-1296360
Pros supp 20A(10/00)

                                         IF YOU SURRENDER YOUR CONTRACT     IF YOU DO NOT SURRENDER YOUR
                                         AT THE END OF EACH PERIOD SHOWN    CONTRACT AT THE END OF EACH
                                         THE EXPENSES WOULD BE:             PERIOD SHOWN THE EXPENSES WOULD BE:

                                          1 Year  3 Years 5 Years 10 Years  1 Year   3 Years  5 Years   10 Years
-------------------------------------------------------------------------- -------------------------------------
Alliance Common Stock                     $108.83 $158.43 $200.71 $336.67   $28.83    $91.22  $157.56   $336.67
-------------------------------------------------------------------------- -------------------------------------
Alliance High Yield                       $110.47 $163.31 $208.77 $351.52   $30.47    $95.89  $165.26   $351.52
-------------------------------------------------------------------------- -------------------------------------
Alliance Money Market                     $107.63 $154.84 $194.77 $325.64   $27.63    $87.78  $151.88   $325.64
-------------------------------------------------------------------------- -------------------------------------
Alliance Small Cap Growth                 $112.32 $168.82 $217.85 $368.07   $32.32   $101.17  $173.92   $368.07
-------------------------------------------------------------------------- -------------------------------------
Capital Guardian International            $113.85 $173.34 $225.27 $381.49   $33.85   $105.51  $181.01   $381.49
-------------------------------------------------------------------------- -------------------------------------
Capital Guardian Research                 $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
Capital Guardian U.S. Equity              $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
EQ/Aggressive Stock                       $110.36 $162.98 $208.24 $350.54   $30.36    $95.58  $164.75   $350.54
-------------------------------------------------------------------------- -------------------------------------
EQ/Alliance Premier Growth                $113.31 $171.72 $222.63 $376.72   $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------- -------------------------------------
EQ/Alliance Technology                    $113.31 $171.72 $222.63 $376.72   $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------- -------------------------------------
EQ Equity 500 Index                       $106.64 $151.90 $189.88 $316.52   $26.64    $84.96  $147.21   $316.52
-------------------------------------------------------------------------- -------------------------------------
EQ/Janus Large Cap Growth                 $113.31 $171.72 $222.63 $376.72   $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------- -------------------------------------
EQ/Putnam Growth & Income Value           $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
EQ/Putnam International Equity            $114.40 $174.95 $227.91 $386.23   $34.40   $107.05  $183.53   $386.23
-------------------------------------------------------------------------- -------------------------------------
EQ/Putnam Investors Growth                $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
EQ International Equity Index             $111.67 $166.87 $214.65 $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------- -------------------------------------
EQ Small Company Index                    $108.94 $158.75 $201.25 $337.67   $28.94    $91.53  $158.07   $337.67
-------------------------------------------------------------------------- -------------------------------------
FI Mid Cap                                $111.67 $166.87 $214.65 $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------- -------------------------------------
FI Small/Mid Cap Value                    $112.76 $170.11 $219.97 $371.93   $32.76   $102.41  $175.95   $371.93
-------------------------------------------------------------------------- -------------------------------------
JP Morgan Core Bond                       $109.48 $160.38 $203.94 $342.64   $29.48    $93.09  $160.64   $342.64
-------------------------------------------------------------------------- -------------------------------------
Lazard Large Cap Value                    $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
Lazard Small Cap Value                    $112.76 $170.11 $219.97 $371.93   $32.76   $102.41  $175.95   $371.93
-------------------------------------------------------------------------- -------------------------------------
MFS Emerging Growth Companies             $111.67 $166.87 $214.65 $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------- -------------------------------------
MFS Growth with Income                    $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
MFS Research                              $111.12 $165.25 $211.98 $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------- -------------------------------------
Morgan Stanley Emerging Markets Equity    $119.86 $190.98 $254.00 $432.34   $39.86   $122.41  $208.45   $432.34
-------------------------------------------------------------------------- -------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

3. A new section is added following "Guaranteed minimum death benefit" under "Contract features and benefits" in the Prospectuses:

     "PROTECTION PLUS

     Subject to state availability, if you are purchasing an NQ contract, you may elect the Protection Plus death benefit at the time you purchase your NQ contract. Protection Plus provides an additional death benefit as described below.

     If the annuitant is 69 or younger when we issue your NQ Contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

     the greater of:
          o    the account value or
          o    any applicable guaranteed minimum death benefit

     INCREASED BY:
     40% of the lesser of:
          o    the total net contributions OR
          o    the death benefit less total net contributions


Protection Plus Supplement - EDI-129360   2

For purposes of calculating your Protection Plus benefit the following applies:
(i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is between the ages of 70 and 75 when we issue your NQ Contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant), the death benefit will be:

     the greater of:
          o    the account value or
          o    any applicable guaranteed minimum death benefit

     INCREASED BY:
     25% of the lesser of:
          o    the total net contributions (as described above) or
          o    the death benefit (as described above) less total net
               contributions

4.   The following is added under "Charges and expenses" in the Prospectuses:

     (a) The following is added to the second paragraph under "Charges that Equitable Life deducts" to indicate that when the charge for Protection Plus is deducted, we reduce the number of units credited to your contract.

          o "A charge for Protection Plus, if you elect this optional benefit."

     (b) The following new section is added before "Charges for state premium and other applicable taxes:"

         "PROTECTION PLUS

         If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis."

         [APPLICABLE ONLY TO ACCUMULATOR AND ACCUMULATOR SELECT:]
         "If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity dates first. A market value adjustment may apply."

     5. The following is added as the first sentence in the last paragraph under "Your contract's value in the variable investment options" in the Prospectuses:


Protection Plus Supplement - EDI-129360   3

          "Also, when we deduct the Protection Plus benefit charge the number of units credited to your contract will be reduced."

     6. The following is added as the second paragraph in "Payments made before annuity payments begin" under "Taxation of nonqualified annuities" in "Tax Information" in the Prospectuses:

     "In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus rider for your contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position and assert that some portion of the charges for the Protection Plus rider should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty."


Protection Plus Supplement - EDI-129360   4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES -- SUPPLEMENT DATED OCTOBER 13, 2000 TO THE CURRENT PROSPECTUSES, SUPPLEMENTS TO PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR:

ACCUMULATOR(SM)             ACCUMULATOR PLUS (SM)         ACCUMULATOR SELECT(SM)
--------------------------------------------------------------------------------

     This supplement modifies certain information in the above-referenced prospectuses and SAIs, as supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

PROTECTION PLUS DEATH BENEFIT

Subject to state availability, we now offer Protection Plus, an additional optional death benefit for non-qualified contracts that may increase the death benefit payable under your NQ contract. The cost of this optional benefit is
 .20% of the account value annually. The following changes reflect the availability of this new optional death benefit in the non-qualified market.

1. The following is added to the Prospectuses under "Equitable Accumulator at a glance - key features"

    Under "Additional features:"

        o "Protection Plus," an optional death benefit available under NQ contracts (subject to state availability)"

2.  The following is added to and revised in the Prospectuses under "Fee Table:"

        (a) Under "Charges we deduct from your account value each year if you elect the optional benefit":

        "PROTECTION PLUS BENEFIT CHARGE (Calculated as a percentage of the account value. Deducted annually on each contract date
        anniversary)                                                     0.20%"

        (b) The fee table examples have been revised in their entirety to reflect the 0.20% charge for the optional Protection Plus feature as follows:

        "The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option. Other than as indicated in the next sentence, the charges used in the examples are the maximum aggregate charges that can apply under any contract to which this Supplement relates, including those that apply to any optional features.(1) The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.14 per $1,000. Please note that the charges that would apply under your contract may be lower if: (i) your contract does not have an annual administrative charge or surrender charges; or (ii) the current charges under your contract are lower than the maximum charges used in the examples below.

        These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



Protection Plus-MLEDI-130884
Pros supp 20A MLF


                                          IF YOU SURRENDER YOUR CONTRACT        IF YOU DO NOT SURRENDER YOUR
                                          AT THE END OF EACH PERIOD SHOWN       CONTRACT AT THE END OF EACH
                                          THE EXPENSES WOULD BE:                PERIOD SHOWN THE EXPENSES WOULD BE:

                                          1 Year   3 Years  5 Years  10 Years   1 Year    3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                     $108.83  $158.43  $200.71  $336.67    $28.83    $91.22  $157.56   $336.67
-------------------------------------------------------------------------------------------------------------------
Alliance High Yield                       $110.47  $163.31  $208.77  $351.52    $30.47    $95.89  $165.26   $351.52
-------------------------------------------------------------------------------------------------------------------
Alliance Money Market                     $107.63  $154.84  $194.77  $325.64    $27.63    $87.78  $151.88   $325.64
-------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                 $112.32  $168.82  $217.85  $368.07    $32.32   $101.17  $173.92   $368.07
-------------------------------------------------------------------------------------------------------------------
Capital Guardian International            $113.85  $173.34  $225.27  $381.49    $33.85   $105.51  $181.01   $381.49
-------------------------------------------------------------------------------------------------------------------
Capital Guardian Research                 $111.12  $165.25  $211.98  $357.40    $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity              $111.12  $165.25  $211.98  $357.40    $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                       $110.36  $162.98  $208.24  $350.54    $30.36    $95.58  $164.75   $350.54
-------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                $113.31  $171.72  $222.63  $376.72    $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                    $113.31  $171.72  $222.63  $376.72    $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------------------------------------------------
EQ Equity 500 Index                       $106.64  $151.90  $189.88  $316.52    $26.64    $84.96  $147.21   $316.52
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                              $111.12  $165.25  $211.98  $357.40    $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                   $111.12  $165.25  $211.98  $357.40    $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                 $113.31  $171.72  $222.63   $376.72   $33.31   $103.96  $178.49   $376.72
-------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value           $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity            $114.40  $174.95  $227.91   $386.23   $34.40   $107.05  $183.53   $386.23
-------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
EQ International Equity Index             $111.67  $166.87  $214.65   $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------------------------------------------------
EQ Small Company Index                    $108.94  $158.75  $201.25   $337.67   $28.94    $91.53  $158.07   $337.67
-------------------------------------------------------------------------------------------------------------------
FI Mid Cap                                $111.67  $166.87  $214.65   $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------------------------------------------------
FI Small/Mid Cap Value                    $112.76  $170.11  $219.97   $371.93   $32.76   $102.41  $175.95   $371.93
-------------------------------------------------------------------------------------------------------------------
JP Morgan Core Bond                       $109.48  $160.38  $203.94   $342.64   $29.48    $93.09  $160.64   $342.64
-------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                    $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                    $112.76  $170.11  $219.97   $371.93   $32.76   $102.41  $175.95   $371.93
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies             $111.67  $166.87  $214.65   $362.26   $31.67    $99.31  $170.87   $362.26
-------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                    $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
MFS Research                              $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                $111.12  $165.25  $211.98   $357.40   $31.12    $97.76  $168.32   $357.40
-------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                    $113.85  $173.34  $225.27   $381.49   $33.85   $105.51  $181.01   $381.49
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity    $119.86  $190.98  $254.00   $432.34   $39.86   $122.41  $208.45   $432.34
-------------------------------------------------------------------------------------------------------------------

(1)The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

3. A new section is added following "Guaranteed minimum death benefit" under "Contract features and benefits" in the Prospectuses:

     "PROTECTION PLUS

     Subject to state availability, if you are purchasing an NQ contract, you may elect the Protection Plus death benefit at the time you purchase your NQ contract. Protection Plus provides an additional death benefit as described below.

     If the annuitant is 69 or younger when we issue your NQ Contract (or if the successor owner/annuitant is 69 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

     the greater of:
         o  the account value or
         o  any applicable guaranteed minimum death benefit

     INCREASED BY:


Protection Plus-MLEDI-130884

     40% of the lesser of:
         o  the total net contributions OR
         o  the death benefit less  total net contributions

For purposes of calculating your Protection Plus benefit the following applies: (i) "Net contributions" are the total contributions made ( or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant is between the ages of 70 and 75 when we issue your NQ Contract (or if the successor owner/annuitant is between the ages of 70 and 75 when he or she becomes the successor owner/annuitant), the death benefit will be:

     the greater of:
         o  the account value or
         o  any applicable guaranteed minimum death benefit

     INCREASED BY:
     25% of the lesser of:
         o  the total net contributions (as described above) or
         o  the death benefit (as described above) less total net contributions

4.   The following is added under  "Charges and expenses" in the Prospectuses:

     (a) The following is added to the second paragraph under "Charges that Equitable Life deducts" to indicate that when the charge for Protection Plus is deducted, we reduce the number of units credited to your contract.

         o  "A charge for Protection Plus, if you elect this optional benefit."

     (b) The following new section is added before "Charges for state premium and other applicable taxes:"

         "PROTECTION PLUS

         If you elect Protection Plus, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.20% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options on a pro rata basis."

         [APPLICABLE ONLY TO ACCUMULATOR AND ACCUMULATOR SELECT  :]

         "If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity dates first. A market value adjustment may apply."


Protection Plus-MLEDI-130884

5. The following is added as the first sentence in the last paragraph under "Your contract's value in the variable investment options" in the
     Prospectuses:

     "Also, when we deduct the Protection Plus benefit charge the number of units credited to your contract will be reduced."

6. The following is added as the second paragraph in "Payments made before annuity payments begin" under "Taxation of nonqualified annuities" in "Tax Information" in the Prospectuses:

     "In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus rider for your contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position and assert that some portion of the charges for the Protection Plus rider should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59 1/2, also subject to a tax penalty."


















Protection Plus-MLEDI-130884
                                       4